American Funds Retirement Income Portfolio Series
American Funds Retirement Income Portfolio —
Conservative
Investment portfolio
January 31, 2025
unaudited
Fund investments Growth-and-income funds 7%	Shares	Value (000)
American Mutual Fund, Class R-6	1,491,191	$85,803
Equity-income funds 33%
Capital Income Builder, Class R-6	3,102,071	220,185
The Income Fund of America, Class R-6	7,277,539	183,467
		403,652
Balanced funds 12%
American Balanced Fund, Class R-6	2,772,050	98,020
American Funds Global Balanced Fund, Class R-6	1,300,358	49,153
		147,173
Fixed income funds 48%
The Bond Fund of America, Class R-6	16,415,641	183,198
American Funds Strategic Bond Fund, Class R-6	13,454,279	121,896
American Funds Multi-Sector Income Fund, Class R-6	10,382,920	97,599
U.S. Government Securities Fund, Class R-6	5,168,065	60,880
American Funds Inflation Linked Bond Fund, Class R-6	6,559,185	60,804
Intermediate Bond Fund of America, Class R-6	4,875,236	60,648
		585,025
Total investment securities 100% (cost: $1,151,473,000)		1,221,653
Other assets less liabilities 0%		(300)
Net assets 100%		$1,221,353
American Funds Retirement Income Portfolio Series — Page 1 of 7

unaudited
Investments in affiliates1

	Value at 11/1/2024 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 1/31/2025 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth-and-income funds 7%
American Mutual Fund, Class R-6	$85,326	$5,015	$3,170	$365	$(1,733)	$85,803	$506	$3,599
Equity-income funds 33%
Capital Income Builder, Class R-6	219,026	8,864	3,717	76	(4,064)	220,185	3,089	5,023
The Income Fund of America, Class R-6	182,719	8,846	4,590	207	(3,715)	183,467	3,596	3,934
						403,652
Balanced funds 12%
American Balanced Fund, Class R-6	97,322	5,761	3,611	472	(1,924)	98,020	1,113	4,648
American Funds Global Balanced Fund, Class R-6	49,099	1,935	730	4	(1,155)	49,153	263	1,672
						147,173
Fixed income funds 48%
The Bond Fund of America, Class R-6	183,041	5,687	3,575	(50)	(1,905)	183,198	2,089	—
American Funds Strategic Bond Fund, Class R-6	121,432	3,539	1,214	(63)	(1,798)	121,896	1,064	—
American Funds Multi-Sector Income Fund, Class R-6	98,721	2,653	3,564	(16)	(195)	97,599	1,611	—
U.S. Government Securities Fund, Class R-6	60,421	1,509	478	(14)	(558)	60,880	688	—
American Funds Inflation Linked Bond Fund, Class R-6	61,112	1,741	761	(29)	(1,259)	60,804	1,373	—
Intermediate Bond Fund of America, Class R-6	60,975	1,159	1,282	(19)	(185)	60,648	669	—
						585,025
Total 100%				$933	$(18,491)	$1,221,653	$16,061	$18,876

[1]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
American Funds Retirement Income Portfolio Series — Page 2 of 7

American Funds Retirement Income Portfolio —
Moderate
Investment portfolio
January 31, 2025
unaudited

Fund investments Growth-and-income funds 12%	Shares	Value (000)
Capital World Growth and Income Fund, Class R-6	1,590,876	$105,236
American Mutual Fund, Class R-6	1,309,202	75,332
		180,568
Equity-income funds 38%
The Income Fund of America, Class R-6	11,844,628	298,603
Capital Income Builder, Class R-6	3,794,967	269,367
		567,970
Balanced funds 20%
American Balanced Fund, Class R-6	6,337,814	224,105
American Funds Global Balanced Fund, Class R-6	1,988,913	75,181
		299,286
Fixed income funds 30%
American Funds Multi-Sector Income Fund, Class R-6	14,182,694	133,317
The Bond Fund of America, Class R-6	10,608,988	118,396
U.S. Government Securities Fund, Class R-6	8,799,258	103,655
American Funds Strategic Bond Fund, Class R-6	9,813,411	88,910
		444,278
Total investment securities 100% (cost: $1,358,567,000)		1,492,102
Other assets less liabilities 0%		(361)
Net assets 100%		$1,491,741
American Funds Retirement Income Portfolio Series — Page 3 of 7

unaudited
Investments in affiliates1

	Value at 11/1/2024 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 1/31/2025 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth-and-income funds 12%
Capital World Growth and Income Fund, Class R-6	$104,437	$6,815	$4,218	$241	$(2,039)	$105,236	$632	$5,893
American Mutual Fund, Class R-6	75,018	4,410	2,937	670	(1,829)	75,332	438	3,119
						180,568
Equity-income funds 38%
The Income Fund of America, Class R-6	298,084	15,134	8,904	423	(6,134)	298,603	5,845	6,393
Capital Income Builder, Class R-6	267,801	11,042	4,601	31	(4,906)	269,367	3,768	6,128
						567,970
Balanced funds 20%
American Balanced Fund, Class R-6	223,492	13,783	9,913	1,209	(4,466)	224,105	2,533	10,584
American Funds Global Balanced Fund, Class R-6	74,250	3,110	432	(30)	(1,717)	75,181	401	2,542
						299,286
Fixed income funds 30%
American Funds Multi-Sector Income Fund, Class R-6	133,776	2,632	2,802	(32)	(257)	133,317	2,204	—
The Bond Fund of America, Class R-6	118,560	1,906	795	(13)	(1,262)	118,396	1,355	—
U.S. Government Securities Fund, Class R-6	103,442	1,916	735	(12)	(956)	103,655	1,172	—
American Funds Strategic Bond Fund, Class R-6	88,242	2,462	444	— [2]	(1,350)	88,910	775	—
						444,278
Total 100%				$2,487	$(24,916)	$1,492,102	$19,123	$34,659

[1]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
[2]	Amount less than one thousand.
American Funds Retirement Income Portfolio Series — Page 4 of 7

American Funds Retirement Income Portfolio —
Enhanced
Investment portfolio
January 31, 2025
unaudited

Fund investments Growth funds 5%	Shares	Value (000)
AMCAP Fund, Class R-6	2,007,009	$91,339
Growth-and-income funds 15%
Capital World Growth and Income Fund, Class R-6	2,757,706	182,422
American Mutual Fund, Class R-6	1,597,219	91,904
		274,326
Equity-income funds 38%
The Income Fund of America, Class R-6	14,453,020	364,361
Capital Income Builder, Class R-6	4,622,780	328,125
		692,486
Balanced funds 25%
American Balanced Fund, Class R-6	10,296,839	364,096
American Funds Global Balanced Fund, Class R-6	2,408,016	91,023
		455,119
Fixed income funds 17%
American Funds Multi-Sector Income Fund, Class R-6	13,534,815	127,227
American High-Income Trust, Class R-6	9,216,841	90,786
The Bond Fund of America, Class R-6	8,134,935	90,786
		308,799
Total investment securities 100% (cost: $1,577,486,000)		1,822,069
Other assets less liabilities 0%		(331)
Net assets 100%		$1,821,738
American Funds Retirement Income Portfolio Series — Page 5 of 7

unaudited
Investments in affiliates1

	Value at 11/1/2024 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 1/31/2025 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth funds 5%
AMCAP Fund, Class R-6	$87,490	$5,750	$3,283	$772	$610	$91,339	$537	$4,783
Growth-and-income funds 15%
Capital World Growth and Income Fund, Class R-6	176,162	13,137	3,757	146	(3,266)	182,422	1,089	10,152
American Mutual Fund, Class R-6	88,492	5,919	1,114	191	(1,584)	91,904	529	3,761
						274,326
Equity-income funds 38%
The Income Fund of America, Class R-6	355,293	17,785	1,848	(21)	(6,848)	364,361	7,062	7,725
Capital Income Builder, Class R-6	319,388	15,775	1,180	(65)	(5,793)	328,125	4,550	7,399
						692,486
Balanced funds 25%
American Balanced Fund, Class R-6	353,487	23,010	6,997	320	(5,724)	364,096	4,087	17,074
American Funds Global Balanced Fund, Class R-6	88,561	5,050	490	(28)	(2,070)	91,023	484	3,074
						455,119
Fixed income funds 17%
American Funds Multi-Sector Income Fund, Class R-6	124,906	4,133	1,553	(6)	(253)	127,227	2,073	—
American High-Income Trust, Class R-6	89,453	2,309	1,430	(3)	457	90,786	1,496	—
The Bond Fund of America, Class R-6	89,453	2,366	79	(2)	(952)	90,786	1,025	—
						308,799
Total 100%				$1,304	$(25,423)	$1,822,069	$22,932	$53,968

[1]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
American Funds Retirement Income Portfolio Series — Page 6 of 7

unaudited
Valuation disclosures

Security valuation — The net asset value per share of each fund is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open. The net asset value of each share class of each fund is calculated based on the reported net asset values of the underlying funds in which each fund invests. The net asset value of each underlying fund is calculated based on the policies and procedures of the underlying fund contained in each underlying fund’s statement of additional information.
Processes and structure — The series’ board of trustees has designated the series’ investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation team. The Committee reviews changes in fair value measurements from period to period, pricing vendor information and market data, and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group. The Committee reports changes to the fair valuation guidelines to the board of trustees. The series’ board and audit committee also regularly review reports that describe fair value determinations and methods.
Classifications — The series’ investment adviser classifies each fund’s assets and liabilities into three levels based on the method used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. As of
January 31, 2025, all of the investment securities held by each fund were classified as Level 1.
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the series prospectus and summary prospectuses, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at capitalgroup.com. Fund shares offered through Capital Client Group, Inc.
All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.
Capital Client Group, Inc., member FINRA.
© 2025 Capital Group. All rights reserved.
MFGEFP1-825-0325
American Funds Retirement Income Portfolio Series — Page 7 of 7